Summary of Significant Accounting Policies (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Mar. 31, 2020	Dec. 31, 2019 CNY (¥)	Dec. 31, 2016 USD ($)
Cash equivalents
Allowance for loans to third party			34,402,684	6,119,594
Value-added tax receivable from customers			97,287	1,006,361	356,038
Impairment of long-lived assets				73,999
Interest and penalties
Unrecognized uncertain tax positions
Research and development expenses				$ 3,512,512	$ 92,683
Antidilutive securities excluded from computation of earnings per share, amount | shares
Deferred offering cost					$ 312,202
Deferred issuing costs					864,673
Net (loss) income	$ (640,243)	$ (55,881,292)	$ (61,995,758)	$ (3,818,737)	24,048,184
Retained earnings	(26,019,942)		(25,379,699)	36,653,460	41,556,125
Cash and cash equivalents	$ 3,779,082		13,567	1,578,828	27,165,262
Net cash used in operating activities			$ (1,071,379)	(17,266,382)	$ 27,603,542
RMB [Member]
Payment of income tax | ¥							¥ 100,000
Minimum [Member]
Percentage of statutory surplus reserve after tax net income			10.00%
Maximum [Member]
Percentage of statutory surplus reserve after tax net income			50.00%
Electronic Equipment [Member]
Percentage of residual value			5.00%				5.00%
Furniture [Member]
Percentage of residual value			5.00%				5.00%
Leasehold Improvements [Member]
Percentage of residual value			0.00%				0.00%
Subsequent Event [Member]
Accounts receivable, except for the principle of factoring as percentage collected						0.07%
Third Parties [Member]
Allowance for loans to third party			$ 39,402,683	$ 7,119,594